Reorganization - Summary of Share Transactions Pursuant to the Arrangement (Details) $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Disclosure of reorganization [abstract]
Cash transferred to establish sufficient working capital pursuant to the Arrangement	$ 75,000
Loan from former parent contributed pursuant to the Arrangement	46,258
Share issuance costs pursuant to the Arrangement	(7,479)
Outstanding commitments made by entity, related party transactions, total	$ 113,779